Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Federal rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit	1.60%	2.40%	4.50%
Credit for low-income housing investments	(1.90%)	(1.80%)	2.60%
Tax-exempt income	(2.60%)	(2.30%)	2.90%
Foreign operations	(3.20%)	(5.20%)	3.50%
Tax settlements			4.00%
Tax loss on mortgages			10.80%
Other - net	0.10%	0.20%	(0.10%)
Effective rate	29.00%	28.30%	63.20%